Income Tax Credit - Schedule of Reconciliation of Accounting Loss per Statement of Operations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Loss before tax	£ (25,651)	£ (18,063)	£ (25,486)
Tax on loss at standard U.K. tax rate	(4,874)	(3,432)	(4,906)
Expenses not deductible	2,912	1,389	3,899
Deduction for R&D	(5,667)	(5,554)	(3,051)
Losses surrendered for R&D tax credit	5,667	5,554	3,051
Deferred tax - PY adjustment		49	(49)
Overseas tax payable - current year	1		10
Overseas tax payable - prior years		(3)
R&D tax credit - U.S.	(1)	(11)	(61)
R&D tax credit - current year	(4,325)	(4,239)	(2,298)
R&D tax credit - prior years	86	(19)	(3)
Deferred tax asset not recognized	1,962	2,043	1,007
Income tax credit	£ (4,239)	£ (4,223)	£ (2,401)